BUSINESS COMBINATIONS - Impact of the acquisition of GUT (Details) - USD ($) $ in Thousands						12 Months Ended
	Dec. 31, 2025	Jul. 07, 2025	Apr. 15, 2025	Apr. 15, 2024	Oct. 19, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Put option over non-controlling interest, decrease						$ 0	$ 0	$ (75,092)
GUT Agency LTD
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		20.00%	20.00%	30.00%	40.00%
Put option over non-controlling interest, decrease	$ 2,764
GUT Agency LTD | Call Option, 2025
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		19.00%
GUT Agency LTD | Call Option, 2026
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests		1.00%